Lease Arrangements	12 Months Ended
Dec. 31, 2012
Lease Arrangements
Lease Arrangements

12. Lease Arrangements

  Charters-out

        The future minimum revenue, expected to be earned on non-cancellable time charters with initial terms of one year or more consisted of the following as at December 31, 2012 (in thousands):

2013	$577,023
2014	549,954
2015	547,605
2016	538,845
2017	506,350
2018 and thereafter	2,198,547

Total future revenue	$4,918,324

        Revenues from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated time off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future. The off-hire assumptions used relate mainly to drydocking and special survey maintenance carried out approximately every 2.5 years per vessel, or every 5 years for vessels less than 15-years old, and which may last approximately 10 to 15 days.